Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss
Numerator for basic EPS	$ (937)	$ (5)
Cash-settled expense (recovery) included in earnings	(14)	7
Equity-settled expense adjustment	(5)	(7)
Numerator for diluted EPS	$ (956)	$ (6)
Weighted average number of shares
Basic (in shares)	78,977	80,859
Share options (in shares)	179	265
Diluted (in shares)	79,156	81,124
Earnings per share
Basic (in usd per share)	$ (11.87)	$ (0.06)
Diluted (in usd per share)	$ (12.08)	$ (0.07)